UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund:	BIF Multi-State Municipal Series Trust
BIF Arizona Municipal Money Fund
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Florida Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF North Carolina Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2011 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BIF Multi-State Municipal Series Trust

Date:	August 29, 2011